Statement of cash flows, indirect method (Statement) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Profit before income tax	$ 201,604	$ 164,103
Adjustments:
Interest income from financial instruments classified as operating activities	(30,601)	(19,506)
Adjustments to interest charges related to lease liabilities, classified as operating activities	232	146
Adjustments to Other interest rates, classified as operating activities	9,392	2,284
Adjustments to Financial expenses related to derivative financial instruments, classified as operating activities	6,950	5,088
Adjustments to Amortization of intangible assets, classified as operating activities	21,647	15,179
Adjustments to Depreciation and disposal of assets, facilities and equipment and rights of use, classified as operating activities	2,303	2,432
Share-based payment expense, net of forfeitures	17,350	17,771
Adjustments for unrealised foreign exchange losses (gains)	1,403	16,540
Fair value loss/(gain) on financial assets at FVPL	(167)	(14,250)
Adjustments for decrease (increase) in other operating receivables	3,311	5,300
Adjustments for impairment losses (reversal of impairment losses) recognised in profit or loss, financial assets	2,483	1,796
Other adjustments for non-cash items	2,581	5,693
Cash flows from (used in) operations before changes in working capital	238,488	202,576
Increase in trade and other accounts receivable, classified as operating activities	(523,437)	(82,551)
Decrease (Increase) in other assets, classified as operating activities	(13,620)	3,249
Increase/(Decrease) in trade and other accounts payable, classified as operating activities	726,170	218,943
Increase / (Decrease) in Tax Liabilities, classified as operating activities.	12,360	(4,658)
Increase/Decrease in Provisions, classified as operating activities	406	(112)
Cash generated from operating activities	440,367	337,447
Income taxes paid (refund), classified as operating activities	(27,828)	(22,403)
Net cash generated from operating activities	412,539	315,044
Cash flows from investing activities
Purchase of property, plant and equipment	(980)	(1,680)
Purchase of intangible assets	(27,737)	(23,615)
Acquisitions of financial assets at fair value through profit or loss, classified as investing activities	(129,337)	(147,369)
Collection of financial assets at fair value through profit or loss	147,534	179,027
Interest collected from financial instruments	30,601	19,506
Payments for investments in other assets at fair value per share, classified as investing activities	0	(12,500)
Net cash generated from investing activities	20,872	13,369
Cash flows from financing activities
Repurchase of shares, classified as a financing activity	(120,105)	0
Dividends paid, classified as financing activities	57,211	149,982
Proceeds from borrowings	148,470	22,922
Repayment of borrowings	(73,279)
Interest paid	0	(10,622)
Interest payments on lease liabilities, classified as financing activities	(232)	(146)
Payments of lease liabilities	(966)	(1,511)
Financial expenses paid related to derivative financial instruments, classified as financing activities	(7,470)	(7,665)
Other financial expenses paid, classified as financing activities	(7,892)	(2,138)
Net cash used in by financing activities	(118,425)	(147,728)
Net increase in cash flow	314,986	180,685
SupplementalCashFlowInformationAbstract [Abstract]
Cash and cash equivalents at the beginning of the period	719,897	425,172
Cash and cash equivalents at the end of the period	1,033,887	604,467
Cash and cash equivalents in subsidiary or businesses acquired or disposed	791	0
Effects of exchange rate changes on inflation and cash and cash equivalents	(996)	(1,390)
Acquisitions through business combinations, intangible assets and goodwill	23,742
Proceeds from exercise of options	$ 260	$ 1,414